FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2020
Federal Home Loan Banks [Abstract]
Maturity dates of outstanding FHLB advances
The table below shows the contractual maturity dates of outstanding FHLB advances.

	September 30, 2020	September 30, 2019
	(In thousands)
FHLB advances
Within 1 year	$1,830,000	$950,000
1 to 3 years	520,000	750,000
3 to 5 years	350,000	400,000
More than 5 years	—	150,000
	$2,700,000	$2,250,000

Weighted average cost and amount of advances
Financial information pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2020	2019	2018
	($ in thousands)
Weighted average interest rate, including cash flow hedges, at end of year	1.79%	2.49%	2.66%
Weighted daily average interest rate, including cash flow hedges, during the year	2.03%	2.69%	2.62%
Daily average of FHLB advances during the year	$2,532,596	$2,533,890	$2,384,795
Maximum amount of FHLB advances at any month end	$3,050,000	$2,665,000	$2,620,000
Interest expense during the year (including swap interest income and expense)	$51,445	$68,190	$62,452